Employee benefits - Defined Benefit Obligation Sensitivity Analysis (Details) € in Millions	Dec. 31, 2023 EUR (€)
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect on the post-employment benefit obligation with a 1% increase	€ (32.7)
Effect on the post-employment benefit obligation with a 1% decrease	41.3
Actuarial assumption of expected rates of inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect on the post-employment benefit obligation with a 1% increase	27.5
Effect on the post-employment benefit obligation with a 1% decrease	(21.8)
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect on the post-employment benefit obligation with a 1% increase	6.5
Effect on the post-employment benefit obligation with a 1% decrease	(5.5)
Actuarial assumption of expected rates of pension increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect on the post-employment benefit obligation with a 1% increase	27.8
Effect on the post-employment benefit obligation with a 1% decrease	€ (20.4)